Investment properties (Tables)	12 Months Ended
Jun. 30, 2023
Investment properties
Schedule of investment properties
	06.30.2023		06.30.2022
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	449,610	182,674	330,860	316,608
Additions	3,317	2,711	15,875	4,424
Capitalized leasing costs	14	51	50	41
Amortization of capitalized leasing costs (i)	(18)	(17)	(78)	(19)
Transfers	2,671	882	134,414	(136,475)
Disposals	(22,722)	-	(62,768)	-
Currency translation adjustment	(18)	-	(75)	-
Net (loss) / gain from fair value adjustment	(39,749)	(9,396)	31,332	(1,905)
Fair value at the end of the year	393,105	176,905	449,610	182,674

Schedule of investment property of the Group
	06.30.2023	06.30.2022
Shopping Malls (i)	185,564	194,328
Offices and other rental properties	132,460	160,258
Undeveloped parcels of land	251,387	275,848
Properties under development	78	1,222
Others	521	628
Total	570,010	632,284

Schedule of Group's borrowings and other payables
	06.30.2023	06.30.2022
Córdoba Shopping (i)	5,048	4,775
Total	5,048	4,775

Schedule of recognized in the Statements of Income
	06.30.2023	06.30.2022	06.30.2020
Revenues (Note 23)	70,517	58,814	39,005
Direct operating costs	(22,176)	(19,814)	(15,660)
Development costs	(262)	(400)	(403)
Net realized gain from fair value adjustment of investment properties (i)	12,106	30,138	38,255
Net unrealized loss from fair value adjustment of investment properties (ii)	(61,251)	(711)	(65,724)

Schedule of fair value measurements of investment properties
				06.30.23 (i)		06.30.22 (i)		06.30.21 (i)
Description	Valuation technique	Parameters	Range fiscal year 2023 / 2022 / 2021	Increase	Decrease	Increase	Decrease	Increase	Decrease
Shopping Malls (Level 3)	Discounted cash flows	Discount cash flows rate	15.25% / 14.53% / 13.53%	(3,757)	4,024	(4,667)	5,019	(4,787)	5,172
		Discount perpetually rate	14.20% / 14.53% / 13.53%	(8,848)	10,891	(7,974)	9,835	(8,788)	11,051
		Growth rate	2.4% / 2.4% / 2.4%	6,710	(5,662)	5,683	(4,816)	6,217	(5,204)
		Inflation	(*)	24,052	(21,969)	22,670	(18,764)	28,886	(23,826)
		Devaluation	(*)	(16,082)	17,690	(16,725)	20,441	(15,403)	18,824